Deferred Tax Liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Deferred Tax Liabilities [Abstract]
Schedule of Deferred Tax Liabilities
	30 June 2023	30 June 2022
	RM	RM

As at 1 July	18,113,481	9,283,774
Recognised in profit or loss	235,172	8,829,707
As at 30 June	18,348,653	18,113,481

Schedule of Components of Deferred Tax Assets and Liabilities	Components of deferred tax assets and liabilities at the end of each reporting period comprise the tax effects of:
	30 June 2023	30 June 2022
	RM	RM
Excess of net carrying amount over tax written down value of plant and equipment	16,273,798	3,225,600
Unabsorbed capital allowances	(3,979,418)	6,819,023
Intangible asset	6,054,273	8,068,858
	18,348,653	18,113,481